UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file	811-21338
number

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,	New York 10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including	212-739-3371
area code:

Date of fiscal year	February 28, 2009
end:

Date of reporting	August 31, 2008
period:

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund Nicholas-Applegate Convertible & Income Fund II

Semi-Annual Report August 31, 2008

Nicholas-Applegate Convertible & Income Funds	Letter to Shareholders

October 17, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual reports for the Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II (collectively, the “Funds”) for the fiscal six-month period ended August 31, 2008.

Convertible bonds declined along with U.S. stocks during the period. The Merrill Lynch All-Convertible Index posted a (5.13)% return for the six-month reporting period, underperforming the S&P 500 Index, which returned (2.57)% and the Dow Jones Industrial Average, which posted a (4.65)% return.

On October 9, 2008, the Funds’ Board of Trustees approved the redemption at par of a portion of each Fund’s Auction Rate Preferred Shares (“ARPS”) beginning October 27, 2008. The decision to partially redeem the Funds’ ARPS was made due in part to the current market environment of unparalleled liquidity constraints and resulting market imbalances. The press release that includes further information on the Funds’ planned partial redemptions is available at www.allianzinvestors.com/closedendfunds.

Please refer to the following pages for more information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Nicholas-Applegate Capital Management LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel

Chairman	President & Chief Executive Officer

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	1

Nicholas-Applegate Convertible & Income Funds	Fund Insights
August 31, 2008 (unaudited)

•	For the six-months ended August 31, 2008, Nicholas-Applegate Convertible & Income Fund returned (5.29)% on net asset value (“NAV”) and (1.39)% on market price.

•	For the six-months ended August 31, 2008, Nicholas-Applegate Convertible & Income II Fund returned (5.90)% on net asset value (“NAV”) and (4.63)% on market price.

•	The convertible and high yield markets were volatile during the reporting period.

•

In April and May, the convertible market rallied as first quarter earnings came in better than expected and investors believed the worst of the financial crisis was behind them. Another calming factor in the rebounding investor confidence was that the Federal Reserve (the “Fed”) had finally become aggressive in easing monetary policy.

•

By June, in fairly abrupt fashion, the Fed had done enough inflation-talking that the easing sentiment turned to tightening. Therefore, from a monetary policy perspective, investors had little time to regroup. Most equity-related asset classes were lower in June, and sentiment closed the month on a sour note.

•

In July and August, the equity markets were volatile, but for the most part, finished higher as crude oil closed much lower. However, the housing market showed little signs of recovery and the financial system continued to be under considerable stress.

•

Industry performance was mixed during the reporting period and driven by broad market themes. The financial issuer underperformance was the most severe of any industry in the broad markets. The consumer sector was also negatively affected. The best-performing industries during the period were healthcare and consumer staples. These industries performed well because of both favorable operating performance and an expected flight to quality.

•

The Funds’ convertible positions were aided by select industries during the period. Healthcare companies rallied in response to better-than-expected corporate profits and positive outlooks. Consumer staple companies advanced from record commodity prices as well as an investor rotation into more defensive industries.

•

Select industries hindered the Funds’ convertible performance during the reporting period. Select technology issuers pulled back during the period on fears of slowing earnings growth. Automotive companies moved lower on concerns that weaker-than-expected consumer spending would cause auto sales to fall below expectations in 2008. Retail companies continued their move lower as the challenging economic backdrop weighed on consumer spending.

•

Remarkably, with all of the financial chaos and headlines, the fundamentals of the majority of issuers in the high-yield market remained intact. Defaults remain low, industry concentration is limited, and refinancing has created lower interest expense obligations and extended maturities.

•

Throughout the continued volatility, the relative high yield performance was driven by stringent credit selection. The Funds continued to have bonds tendered for. In addition, companies demonstrated improving fundamentals.

•

There were negative high yield contributors during the period. In the auto industry, bonds traded lower across the board. Other negative movers included certain retail-related issuers, which are being monitored closely.

•	In general, first- and second-quarter earnings were very good for the companies held by the Funds, with most companies meeting or beating earnings expectations.

•

Historically, high-yield has offered a compelling total return for long-term investors. Spreads have widened far in 2008. Issuers in the high-yield market remain fundamentally sound. There are issuers that would clearly be impaired by a deep U.S. recession. However, the average spread has widened to approximately 70% of the peak spread seen in both the last two recessions / peak in default periods.

2	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund	Performance & Statistics
August 31, 2008 (unaudited)

Total Return (1) :	Market Price	Net Asset Value (“NAV”)

Six months	(1.39)%	(5.29)%

1 year	(5.35)%	(11.96)%

5 year	7.87%	6.14%

Commencement of Operations (3/31/03) to 8/31/08	7.51%	7.71%

Market Price/NAV Performance:
Commencement of Operations (3/31/03) to 8/31/08

Market Price/NAV:

Market Price	$11.58

NAV	$11.14

Premium to NAV	3.95%

Market Price Yield(2)	12.95%

Moody’s Ratings (as a % of Total Investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods; returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, price, market yield and market net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is typically a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at August 31, 2008.

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	3

Nicholas-Applegate Convertible & Income Fund II	Performance & Statistics
August 31, 2008 (unaudited)

Total Return (1) :	Market Price	Net Asset Value (“NAV”)

Six months	(4.63)%	(5.90)%

1 year	(10.53)%	(13.07)%

5 year	4.91%	5.66%

Commencement of Operations (7/31/03) to 8/31/08	4.83%	5.96%

Market Price/NAV Performance:
Commencement of Operations (7/31/03) to 8/31/08

Market Price/NAV:

Market Price	$10.85

NAV	$10.97

Discount to NAV	(1.09)%

Market Price Yield(2)	13.13%

Moody’s Ratings (as a % of Total Investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods; returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, price, market yield and market net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is typically a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at August 31, 2008.

4	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CORPORATE BONDS & NOTES—42.8%
	Advertising—0.9%
$11,450	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	$11,221,000

	Apparel—1.3%
12,295	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	11,142,344
6,090	Oxford Industries, Inc., 8.875%, 6/1/11	B1/B+	5,952,975

			17,095,319

	Automotive—2.4%
8,545	Accuride Corp., 8.50%, 2/1/15	Caa1/CCC+	5,554,250
14,195	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	13,556,225
7,490	General Motors Corp., 8.375%, 7/15/33	Caa2/B-	3,745,000
10,225	Tenneco, Inc., 8.625%, 11/15/14	B3/B	8,742,375

			31,597,850

	Chemicals—0.3%
4,890	Momentive Performance Materials, Inc. 9.75%, 12/1/14	B3/B	4,437,675

	Commercial Services—1.7%
13,665	Cenveo Corp., 7.875%, 12/1/13	B3/B	11,324,869
11,810	Hertz Corp., 10.50%, 1/1/16	B2/B	10,481,375

			21,806,244

	Computers—0.7%
10,325	Unisys Corp., 8.00%, 10/15/12	B2/B+	8,827,875

	Electric—1.1%
8,820	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/B-	9,073,575
5,400	Texas Competitive Electric Holdings Co. LLC, 10.25%,
	11/1/15 (a) (b)	B3/CCC	5,413,500

			14,487,075

	Electronics—1.0%
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	12,565,525

	Financial Services—3.4%
12,725	AMR Holdings Co., 10.00%, 2/15/15	B1/B-	13,393,062
	Ford Motor Credit Co.,
10,795	7.00%, 10/1/13	B1/B-	7,828,761
8,080	9.875%, 8/10/11	B1/B-	6,636,807
8,070	GMAC LLC, 6.75%, 12/1/14	B3/B-	4,386,473
10,090	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	8,967,487
3,655	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,819,475

			45,032,065

	Healthcare—2.0%
7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,893,063
9,015	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	9,443,212
5,385	HCA, Inc., 9.25%, 11/15/16	B2/BB-	5,553,281
3,585	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB+	2,921,775
1,350	Psychiatric Solutions, Inc., 7.75%, 7/15/15	B3/B-	1,316,250

			26,127,581

	Home Furnishings—0.9%
13,090	Jarden Corp., 7.50%, 5/1/17	B3/B	11,715,550

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	5

Nicholas-Applegate Convertible & Income Fund	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Hotels/Gaming—0.2%
$2,385	Mandalay Resort Group, Inc., 3.551%, 3/21/33, FRN (d)	Ba2/BB	$3,374,943

	Manufacturing—2.6%
13,610	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	10,751,900
2,155	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/B-	1,788,650
9,710	Polypore, Inc., 8.75%, 5/15/12	B3/B-	9,758,550
12,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	12,236,150

			34,535,250

	Metals & Mining—0.9%
12,735	RathGibson, Inc., 11.25%, 2/15/14	B3/B	12,321,112

	Miscellaneous—0.8%
9,477	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) (c)	NR/NR	9,856,081

	Multi-Media—1.6%
11,140	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC	8,605,650
13,330	Mediacom LLC, 9.50%, 1/15/13	B3/B-	12,963,425

			21,569,075

	Office Furnishings—0.9%
	Interface, Inc.,
4,835	9.50%, 2/1/14	B3/B-	5,100,925
6,600	10.375%, 2/1/10	B1/BB-	6,963,000

			12,063,925

	Packaging & Containers—0.8%
11,850	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	B3/B-	10,457,625

	Paper Products—1.7%
11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	9,949,250
12,945	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	12,168,300

			22,117,550

	Pipelines—0.6%
9,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	8,440,250

	Retail—4.5%
1,950	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	931,125
7,550	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	5,492,625
8,405	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	8,194,875
12,825	Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	9,682,875
13,355	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	13,087,900
3,309	R.H. Donnelley, Inc., 11.75%, 5/15/15 (a) (b)	B1/B+	2,448,660
12,785	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	8,310,250
11,440	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	10,810,800

			58,959,110

	Semi-Conductors—1.7%
13,565	Amkor Technology, Inc., 9.25%. 6/1/16	B1/B+	13,158,050
12,405	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B3/B-	9,582,863

			22,740,913

	Software—0.8%
12,395	First Data Corp., 9.875%, 9/24/15 (a) (b)	B3/B	10,706,181

6	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Telecommunications—8.1%
$9,705	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	$10,165,988
5,195	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	5,428,775
9,150	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	8,703,937
10,365	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	10,326,131
13,540	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa3/CCC-	2,437,200
13,555	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	13,893,875
11,735	MasTec, Inc., 7.625%, 2/1/17	B1/B+	10,092,100
15,700	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	16,642,000
12,680	Nortel Networks Ltd., 10.75%, 7/15/16	B3/B-	11,792,400
5,385	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BB	5,249,686
14,220	West Corp., 11.00%, 10/15/16	Caa1/B-	11,198,250

			105,930,342

	Theaters—1.0%
12,940	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	13,198,800

	Travel Services—0.9%
14,560	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	11,029,200

	Total Corporate Bonds & Notes (cost-$620,585,635)		562,214,116

CONVERTIBLE PREFERRED STOCK—40.5%

Shares (000)

	Agriculture—1.6%
	Bunge Ltd.,
125	4.875%, 12/31/49	Ba1/BB	14,212,875
8	5.125%, 12/1/10	NR/BB	6,820,000

			21,032,875

	Automotive—0.5%
554	General Motors Corp., 5.25%, 3/6/32, Ser. B	Caa2/B-	6,414,162

	Banking—5.7%
	Bank of America Corp.,
22	7.25%, 12/31/49, Ser. L	A1/A+	20,428,914
308	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (e)	Aa2/AA	21,245,224
	Wachovia Corp.,
546	13.15%, 3/30/09, Ser. GE (General Electric Co.) (e)	A1/AA-	15,206,261
440	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (e)	A1/AA-	16,586,159
5	Washington Mutual, Inc., 7.75%, 12/31/49 (f)	C/D	1,807,500

			75,274,058

	Commercial Services—0.7%
305	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	9,220,563

	Electric—4.4%
441	AES Trust III, 6.75%, 10/15/29	B3/B-	20,384,688
322	Entergy Corp., 7.625%, 2/17/09	NR/BBB	19,585,440
56	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	17,678,138

			57,648,266

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	7

Nicholas-Applegate Convertible & Income Fund	Schedule of Investments
August 31, 2008 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value

	Financial Services—13.2%
419	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	$17,853,518
	Credit Suisse Group,
714	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (e)	Aa1/AA-	18,453,119
334	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (e)	Aa1/AA-	19,199,935
	Eksportfinans A/S,
419	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (e)	Aaa/AA+	18,178,319
121	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (e)	Aaa/AA+	20,693,224
1,216	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (e)	Aaa/A+	18,222,421
830	Goldman Sachs Group, Inc., 9.75%, 12/19/08,
	Ser. CSCO (Cisco Systems, Inc.) (e)	Aa3/NR	19,163,760
	Lehman Brothers Holdings, Inc.,
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (e) (g)	B3/NR	21,077,424
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (e) (g)	B3/NR	12,984,572
8	SLM Corp., 7.25%, 12/15/10, Ser. C	Ba1/NR	7,035,288

			172,861,580

	Hand/Machine Tools—1.4%
22	Stanley Works, 5.125%, 5/17/12 (d)	A2/A	18,999,162

	Insurance—2.6%
985	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	13,242,870
662	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	20,798,451

			34,041,321

	Investment Company—1.1%
270	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO
	(Companhia Vale do Rio Doce) (e)	NR/NR	14,055,506

	Metals & Mining—1.1%
106	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	13,790,949

	Oil & Gas—1.2%
119	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	16,322,344

	Pharmaceuticals—1.5%
110	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	20,284,875

	Real Estate (REIT)—1.2%
822	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	15,357,762

	Sovereign—3.0%
	Svensk Exportkredit AB,
511	10.00%, 10/20/08, Ser. TEVA
	(Teva Pharmaceutical Industries Ltd.) (e)	Aa1/AA+	22,193,878
226	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (e)	Aa1/AA+	16,962,669

			39,156,547

	Telecommunications—1.3%
322	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	17,710,000

	Total Convertible Preferred Stock (cost-$579,852,407)		532,169,970

8	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CONVERTIBLE BONDS & NOTES—12.5%
	Automotive—0.8%
$15,930	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	$10,573,538

	Commercial Services—0.0%
510	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B	506,812

	Computers—1.4%
17,355	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	17,897,344

	Electrical Components & Equipment—1.0%
14,200	JA Solar Holdings Co Ltd., 4.50%, 5/15/13	NR/NR	12,567,000

	Internet—0.5%
6,764	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/BB+	7,127,565

	Real Estate (REIT)—1.4%
21,540	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	18,039,750

	Retail—1.6%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	20,482,800

	Telecommunications—4.4%
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	19,008,750
13,450	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	12,979,250
17,860	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	15,426,575
16,305	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	10,109,100

			57,523,675

	Theaters—1.4%
18,700	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	17,998,750

	Total Convertible Bonds & Notes (cost-$171,708,279)		162,717,234

U.S. GOVERNMENT SECURITIES—3.0%
	United States Treasury Notes,
25,715	12.50%, 8/15/14		28,131,824
10,775	13.25%, 5/15/14		11,589,019

	Total U.S. Government Securities (cost-$40,560,229)		39,720,843

SHORT-TERM INVESTMENT—1.2%
	Time Deposit—1.2%
15,777	Bank of America—London, 1.45%, 9/2/08
	(cost-$15,777,014)		15,777,014

	Total Investments (cost-$1,428,483,564)—100.0%		$1,312,599,177

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	9

Nicholas-Applegate Convertible & Income Fund II	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CORPORATE BONDS & NOTES—42.1%
	Advertising—0.8%
$9,900	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	$9,702,000

	Apparel—1.3%
10,740	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	9,733,125
5,160	Oxford Industries, Inc., 8.875%, 6/1/11	B1/B+	5,043,900

			14,777,025

	Automotive—2.4%
7,205	Accuride Corp., 8.50%, 2/1/15	Caa1/CCC+	4,683,250
12,120	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	11,574,600
6,425	General Motors Corp., 8.375%, 7/15/33	Caa2/B-	3,212,500
8,775	Tenneco Inc., 8.625%, 11/15/14	B3/B	7,502,625

			26,972,975

	Chemicals—0.3%
4,110	Momentive Performance Materials, Inc. 9.75%, 12/1/14	B3/B	3,729,825

	Commercial Services—1.6%
11,730	Cenveo Corp., 7.875%, 12/1/13	B3/B	9,721,238
10,040	Hertz Corp., 10.50%, 1/1/16	B2/B	8,910,500

			18,631,738

	Computers—0.7%
8,925	Unisys Corp., 8.00%, 10/15/12	B2/B+	7,630,875

	Electric—1.1%
7,540	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/B-	7,756,775
4,600	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/1/15 (a) (b)	B3/CCC	4,611,500

			12,368,275

	Electronics—0.9%
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	10,670,887

	Financial Services—3.4%
10,755	AMR Holdings Co., 10.00%, 2/15/15	B1/B-	11,319,638
	Ford Motor Credit Co.,
9,205	7.00%, 10/1/13	B1/B-	6,675,659
6,920	9.875%, 8/10/11	B1/B-	5,683,998
6,930	GMAC LLC, 6.75%, 12/1/14	B3/B-	3,766,822
8,710	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	7,741,013
3,223	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,368,035

			38,555,165

	Healthcare—1.9%
6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,992,937
7,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	8,364,288
4,615	HCA, Inc., 9.25%, 11/15/16	B2/BB-	4,759,219
3,075	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB+	2,506,125

			21,622,569

	Home Furnishings—0.9%
11,200	Jarden Corp., 7.50%, 5/1/17	B3/B	10,024,000

10	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund II	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Hotels/Gaming—0.3%
$2,143	Mandalay Resort Group, Inc., 3.551%, 3/21/33, FRN (d)	Ba2/BB	$3,032,454

	Manufacturing—2.6%
11,965	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	9,452,350
1,845	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/B-	1,531,350
8,290	Polypore, Inc., 8.75%, 5/15/12	B3/B-	8,331,450
10,385	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	10,488,850

			29,804,000

	Metals & Mining—0.9%
10,875	RathGibson, Inc., 11.25%, 2/15/14	B3/B	10,521,562

	Miscellaneous—0.6%
6,723	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) (c)	NR/NR	6,991,919

	Multi-Media—1.6%
10,021	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC	7,741,222
11,420	Mediacom LLC, 9.50%, 1/15/13	B3/B-	11,105,950

			18,847,172

	Office Furnishings—0.9%
	Interface, Inc.,
4,165	9.50%, 2/1/14	B3/B-	4,394,075
5,715	10.375%, 2/1/10	B1/BB-	6,029,325

			10,423,400

	Packaging & Containers—0.8%
10,150	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	B3/B-	8,957,375

	Paper Products—1.7%
10,030	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	8,525,500
11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	10,391,700

			18,917,200

	Pipelines—0.7%
8,900	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	8,254,750

	Retail—4.4%
2,050	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	978,875
6,450	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	4,692,375
7,125	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	6,946,875
10,975	Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	8,286,125
11,420	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	11,191,600
2,883	R.H. Donnelley, Inc., 11.75%, 5/15/15 (a) (b)	B1/B+	2,133,420
10,960	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	7,124,000
9,650	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	9,119,250

			50,472,520

	Semi-Conductors—1.7%
11,570	Amkor Technology, Inc., 9.25%. 6/1/16	B1/B+	11,222,900
10,595	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B3/B-	8,184,638

			19,407,538

	Software—0.8%
10,605	First Data Corp., 9.875%, 9/24/15 (a) (b)	B3/B	9,160,069

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	11

Nicholas-Applegate Convertible & Income Fund II	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Telecommunications—8.0%
$8,295	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	$8,689,012
4,440	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	4,639,800
7,850	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	7,467,313
8,885	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	8,851,681
11,640	Hawaiian Telcom Communications, Inc.,
	12.50%, 5/1/15, Ser. B	Caa3/CCC-	2,095,200
12,198	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	12,502,950
10,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,806,400
13,510	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	14,320,600
10,820	Nortel Networks Ltd., 10.75%, 7/15/16	B3/B-	10,062,600
4,615	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BB	4,499,034
12,155	West Corp., 11.00%, 10/15/16	Caa1/B-	9,572,063

			91,506,653

	Theaters—1.0%
11,060	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	11,281,200

	Travel Services—0.8%
12,440	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	9,423,300

	Total Corporate Bonds & Notes (cost-$533,887,456)		481,686,446

CONVERTIBLE PREFERRED STOCK—40.6%

Shares (000)

	Agriculture—1.7%
	Bunge Ltd.,
109	4.875%, 12/31/49	Ba1/BB	12,208,350
8	5.125%, 12/1/10	NR/BB	6,820,000

			19,028,350

	Automotive—0.5%
511	General Motors Corp., 5.25%, 3/6/32, Ser. B	Caa2/B-	5,918,538

	Banking—5.8%
	Bank of America Corp.,
21	7.25%, 12/31/49, Ser. L	A1/A+	19,512,086
273	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (e)	Aa2/AA	18,835,478
	Wachovia Corp.,
483	13.15%, 3/30/09, Ser. GE (General Electric Co.) (e)	A1/AA-	13,453,908
392	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (e)	A1/AA-	14,769,011

			66,570,483

	Commercial Services—0.7%
287	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	8,676,395

	Electric—4.2%
367	AES Trust III, 6.75%, 10/15/29	B3/B-	16,966,813
273	Entergy Corp., 7.625%, 2/17/09	NR/BBB	16,625,700
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	15,207,000

			48,799,513

12	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund II	Schedule of Investments
August 31, 2008 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value

	Financial Services—12.9%
374	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	$15,920,701
	Credit Suisse Group,
632	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (e)	Aa1/AA-	16,339,019
298	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (e)	Aa1/AA-	17,121,097
	Eksportfinans A/S,
371	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (e)	Aaa/AA+	16,099,378
107	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (e)	Aaa/AA+	18,296,987
1,101	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (e)	Aaa/A+	16,485,490
745	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO
	(Cisco Systems, Inc.) (e)	Aa3/NR	17,215,275
	Lehman Brothers Holdings, Inc.,
801	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (e) (g)	B3/NR	18,948,642
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (e) (g)	B3/NR	11,490,855

			147,917,444

	Hand/Machine Tools—1.5%
20	Stanley Works, 5.125%, 5/17/12 (d)	A2/A	16,811,900

	Insurance—2.7%
872	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	11,732,435
598	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	18,787,725

			30,520,160

	Investment Company—1.1%
239	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO
	(Companhia Vale do Rio Doce) (e)	NR/NR	12,455,269

	Metals & Mining—1.1%
94	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	12,197,707

	Oil & Gas—1.2%
105	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	14,419,781

	Pharmaceuticals—1.4%
87	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	16,024,125

	Real Estate (REIT)—1.3%
777	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	14,507,822

	Sovereign—3.1%
	Svensk Exportkredit AB,
459	10.00%, 10/20/08, Ser. TEVA
	(Teva Pharmaceutical Industries Ltd.) (e)	Aa1/AA+	19,954,289
203	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (e)	Aa1/AA+	15,239,049

			35,193,338

	Telecommunications—1.4%
302	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	16,610,000

	Total Convertible Preferred Stock (cost-$510,985,850)		465,650,825

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	13

Nicholas-Applegate Convertible & Income Fund II	Schedule of Investments
August 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CONVERTIBLE BONDS & NOTES—12.9%
	Automotive—0.8%
$14,260	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	$9,465,075

	Commercial Services—0.1%
1,715	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B	1,704,281

	Computers—1.6%
17,260	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	17,799,375

	Electrical Components & Equipment—0.9%
11,650	JA Solar Holdings Co Ltd., 4.50%, 5/15/13	NR/NR	10,310,250

	Internet—0.5%
5,879	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/BB+	6,194,996

	Real Estate (REIT)—1.3%
18,000	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	15,075,000

	Retail—1.6%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	18,071,625

	Telecommunications—4.6%
20,000	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	18,500,000
12,175	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	11,748,875
15,720	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	13,578,150
14,995	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	9,296,900

			53,123,925

	Theaters—1.5%
17,100	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	16,458,750

	Total Convertible Bonds & Notes (cost-$156,658,377)		148,203,277

U.S. GOVERNMENT SECURITIES—3.0%
	United States Treasury Notes,
22,035	12.50%, 8/15/14		24,105,960
9,225	13.25%, 5/15/14		9,921,921

	Total U.S. Government Securities (cost-$34,746,607)		34,027,881

SHORT-TERM INVESTMENT—1.4%

	Time Deposit—1.4%
15,986	Bank of America—London, 1.45%, 9/2/08
	(cost-$15,985,776)		15,985,776

	Total Investments (cost-$1,252,264,066)—100.0%		$1,145,554,205

14	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Fund
Nicholas-Applegate Convertible & Income Fund II	Schedule of Investments
August 31, 2008 (unaudited)

Notes to Schedules of Investments:
(a)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)

Private Placement - Restricted as to resale and may not have a readily available market. For Convertible & Income and Convertible & Income II, securities with an aggregate market value of $55,496,747 and $47,112,433, representing 4.2% and 4.1% of total investments, respectively, are restricted.

(c)	Credit-linked trust certificate.
(d)

Fair-valued securities for Convertible & Income and Convertible & Income II, with an aggregate value of $3,374,943 and $3,032,454, representing 0.3% and 0.3%, of total investments, respectively, have been fair valued using methods as described in Note 1 (a) in the Notes to Financial Statements.

(e)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(f)	Issuer in default as of September 27, 2008.
(g)	Issuer in default as of September 16, 2008.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2008.
NR — Not Rated
REIT — Real Estate Investment Trust

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	15

Nicholas-Applegate Convertible & Income Funds	Statements of Assets and
August 31, 2008 (unaudited)	Liabilities

	Convertible & Income	Convertible & Income II

Assets:
Investments, at value (cost-$1,428,483,564 and $1,252,264,066, respectively)	$1,312,599,177	$1,145,554,205

Cash	66,690	64,150

Interest and dividends receivable	22,792,158	19,402,104

Receivable for investments sold	9,746,846	7,243,938

Prepaid expenses	29,482	43,921

Total Assets	1,345,234,353	1,172,308,318

Liabilities:
Dividends payable to common and preferred shareholders	9,279,444	7,349,526

Payable for investments purchased	8,483,523	5,554,073

Investment management fees payable	789,671	689,547

Accrued expenses	263,489	273,052

Total Liabilities	18,816,127	13,866,198

Preferred Shares ($0.00001 par value; $25,000 net asset and liquidation value per share applicable to 21,000 and 20,200 shares issued and outstanding, respectively)	525,000,000	505,000,000

Net Assets Applicable to Common Shareholders	$801,418,226	$653,442,120

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$720	$596

Paid-in-capital in excess of par	1,027,734,379	847,108,641

Undistributed (dividends in excess of) net investment income	(8,632,991)	415,001

Accumulated net realized loss	(101,799,495)	(87,372,257)

Net unrealized depreciation of investments	(115,884,387)	(106,709,861)

Net Assets Applicable to Common Shareholders	$801,418,226	$653,442,120

Common Shares Issued and Outstanding	71,960,104	59,587,332

Net Asset Value Per Common Share	$11.14	$10.97

16	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds	Statements of Operations
Six months ended August 31, 2008 (unaudited)

	Convertible & Income	Convertible & Income II

Investment Income:
Interest	$37,341,054	$32,112,194

Dividends (net of foreign withholding taxes of $28,575 and $25,266, respectively)	31,891,731	26,920,058

Other income	453,759	412,737

Total Investment Income	69,686,544	59,444,989

Expenses:
Investment management fees	4,894,791	4,274,114

Auction agent fees and commissions	669,511	643,666

Shareholder communications	102,532	90,569

Custodian and accounting agent fees	95,284	83,770

Trustees’ fees and expenses	54,092	50,890

New York Stock Exchange listing fees	35,368	29,016

Audit and tax services	35,044	35,860

Transfer agent fees	18,112	16,420

Insurance expense	10,148	8,985

Legal fees	6,472	14,752

Miscellaneous	8,477	8,130

Total expenses	5,929,831	5,256,172

Net Investment Income	63,756,713	54,188,817

Realized and Change in Unrealized Loss:
Net realized loss on investments	(60,570,222)	(50,966,937)

Net change in unrealized appreciation/depreciation of investments	(39,767,097)	(36,494,560)

Net realized and change in unrealized loss on investments	(100,337,319)	(87,461,497)

Net Decrease in Net Assets Resulting from Investment Operations	(36,580,606)	(33,272,680)

Dividends on Preferred Shares from Net Investment Income:	(8,759,752)	(8,426,050)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(45,340,358)	$(41,698,730)

See accompanying Notes to Financial Statements | 8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	17

Nicholas-Applegate Convertible & Income Funds	Statements of Changes in Net Assets Applicable to Common Shareholders

	Convertible & Income		Convertible & Income II

	Six Months ended August 31, 2008 (unaudited)	Year ended February 29, 2008	Six Months ended August 31, 2008 (unaudited)	Year ended February 29, 2008

Investment Operations:
Net investment income	$63,756,713	$115,099,932	$54,188,817	$100,319,284

Net realized loss on investments and interest rate caps	(60,570,222)	(13,662,703)	(50,966,937)	(12,465,904)

Net change in unrealized appreciation/depreciation of investments and interest rate caps	(39,767,097)	(133,242,027)	(36,494,560)	(116,546,458)

Net decrease in net assets resulting from investment operations	(36,580,606)	(31,804,798)	(33,272,680)	(28,693,078)

Dividends on Preferred Shares from Net Investment Income	(8,759,752)	(27,656,266)	(8,426,050)	(26,638,794)

Net decrease in net assets applicable to common shareholders resulting from investment operations	(45,340,358)	(59,461,064)	(41,698,730)	(55,331,872)

Dividends to Common Shareholders from Net Investment Income	(53,768,673)	(106,877,538)	(42,380,952)	(94,900,364)

Capital Share Transactions:
Reinvestment of dividends	5,484,386	11,231,986	2,162,208	6,577,991

Total decrease in net assets applicable to common shareholders	(93,624,645)	(155,106,616)	(81,917,474)	(143,654,245)

Net Assets Applicable to Common Shareholders:
Beginning of period	895,042,871	1,050,149,487	735,359,594	879,013,839

End of period (including undistributed (dividends in excess of) net investment income of $(8,632,991), $(9,861,279); $415,001 and $(2,966,814), respectively)	$801,418,226	$895,042,871	$653,442,120	$735,359,594

Common Shares Issued in Reinvestment of Dividends	453,392	759,819	179,609	448,992

18	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

1. Organization and Significant Accounting Policies
Nicholas-Applegate Convertible & Income Fund (“Convertible & Income”) and Nicholas-Applegate Convertible & Income Fund II (“Convertible & Income II”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. In December 2005, Convertible & Income II changed its fiscal year end from June 30 to February 28. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a diversified portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at August 31, 2008. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. The Funds’ management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported on the basis of quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	19

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at August 31, 2008 in valuing the Funds’ investments carried at value:

	Convertible & Income	Convertible & Income II

Valuation Inputs	Investments in Securities	Investments in Securities

Level 1 — Quoted Prices	$269,825,242	$230,074,526
Level 2 — Other Significant Observable Inputs	1,039,398,992	912,447,225
Level 3 — Significant Unobservable Inputs	3,374,943	3,032,454

Total	$1,312,599,177	$1,145,554,205

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at August 31, 2008, was as follows:

	Investments in Securities	Investments in Securities

Beginning balance, February 29, 2008	$ 3,346,475	$ 3,006,875
Net purchases (sales) and settlements	(9,787,057)	(8,363,658)
Accrued discounts (premiums)	—	—
Total realized and unrealized gain (loss)	2,461,175	2,114,587
Transfers in and/or out of Level 3	7,354,350	6,274,650

Ending balance, August 31, 2008	$ 3,374,943	$ 3,032,454

20	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized, respectively to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains/or return of capital upon receipt of information from the issuer. Dividend income is recorded on the ex-dividend date, except for certain convertible preferred stock which record these dividends when the information becomes available.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions—Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trusts’ receipt of payments from, and the trusts’ potential obligations to, the counterparties to the derivative instruments and other securities in which the trusts invest.

(g) Interest Rate Caps
In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Funds’ exposure to changes in short-term interest rates and hedge the Auction Rate Preferred Shares. Owning interest rate caps reduces the Funds’ duration, making them less sensitive to changes in interest rates from a market value perspective. The effect on distributions involves protection from rising short-term rates, which the Funds experience primarily in the form of leverage. The Funds are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. Premiums paid by the Funds are recognized as an asset and amortized into realized loss over the life of the interest rate cap. Changes in the value of the interest rate caps are recognized as unrealized appreciation or depreciation. Periodic payments received during periods the floating rate exceeds the specific fixed rate are recognized into realized gain.

(h) Concentration of Risk
It is the Funds’ policy to invest a portion of their assets in convertible securities. Convertible securities generally entail less risk than its common stock but more risk than its test obligations. However, certain of the convertible securities held by the Funds include features that render them more sensitive to price changes in the underlying securities. Such convertible securities are subject to increased risks, including risks associated with investing in derivatives.

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	21

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

2. Investment Manager/Sub-Adviser
The Funds have Investment Management Agreements (the “Agreements”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Funds pay the Investment Manager an annual fee, payable on a monthly basis, at the annual rate of 0.70% of the Funds’ average daily total managed assets. Total managed assets means the total assets of each Fund (including assets attributable to any preferred shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. For its services pursuant to a Sub-Advisory Agreement with each of the Funds, the Investment Manager and not the Funds, pay the Sub-Adviser a monthly fee.

3. Investment in Securities
For the six months ended August 31, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

	Convertible & Income	Convertible & Income II

Purchases	$439,699,509	$343,257,362
Sales	402,245,233	314,850,973

For the six months ended August 31, 2008, purchases and sales of U.S. government obligations were:

	Convertible & Income	Convertible & Income II

Purchases	$28,248,108	$24,205,603
Sales	25,435,000	21,565,000

4. Income Tax Information
The Funds’ cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Convertible & Income	$1,433,461,470	$19,493,041	$(140,355,334)	$(120,862,293)
Convertible & Income II	1,256,557,682	17,723,410	(128,726,887)	(111,003,477)

5. Auction-Rate Preferred Shares
Convertible & Income has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Convertible & Income II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized long-term gains, if any, are paid annually.

22	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

5. Auction-Rate Preferred Shares (continued)

For the six months ended August 31, 2008, the annualized dividend rates ranged from:

	High	Low	At August 31, 2008

Convertible & Income:
Series A	4.413%	2.912%	2.987%
Series B	4.383%	2.927%	3.227%
Series C	4.398%	2.927%	3.062%
Series D	4.398%	2.957%	3.257%
Series E	4.473%	2.927%	3.062%

Convertible & Income II:
Series A	4.413%	2.912%	2.987%
Series B	4.383%	2.927%	3.227%
Series C	4.398%	2.927%	3.062%
Series D	4.398%	2.957%	3.257%
Series E	4.473%	2.927%	3.062%

The Funds are subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of preferred shares at a price equal to liquidation preference plus any accumulated, unpaid dividends.

Preferred shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated action failures have affected the liquidity for ARPS, they do not constitute a default or alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Funds, and the Funds’ outstanding common shares continue to trade on the NYSE. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

6. Subsequent Common Dividend Declarations
On September 2, 2008, the following dividends were declared to common shareholders payable October 1, 2008 to shareholders of record on September 12, 2008:

Convertible & Income	$0.125 per common share
Convertible & Income II	$0.11875 per common share

On October 1, 2008 the following dividends were declared to common shareholders payable November 3, 2008 of record on October 11, 2008:

Convertible & Income	$0.125 per common share
Convertible & Income II	$0.11875 per common share

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	23

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

7. Legal Proceedings
In June and September 2004, the Investment Manager, and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

Subsequent Event — Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many investment companies, including to some extent the Funds. Such events occurring subsequent to the period covered by this report have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers, the announced sales of (or agreements to sell) Merrill Lynch to Bank of America, Washington Mutual to J.P. Morgan Chase, Wachovia to Wells Fargo and the U.S. government bailout of AIG Corp. These companies represent financial institutions with which the Funds may conduct business, and/or whose securities are or may be held by the Funds. The Funds’ exposure to these issuers, and the financial sector in general, as reflected in the Funds’ Schedules of Investments, subjects investors to the potential for an unusually high degree of volatility in the Funds’ performance resulting from these and other events.

Subsequent Event — Auction Rate Preferred Shares (“ARPS”) Redemptions

On October 9, 2008, each of the Funds announced its intent to redeem at par a portion of its ARPS beginning October 27, 2008. Each Fund intends to partially redeem its ARPS on a pro rata basis by series. A copy of the press release that includes further information on the planned partial redemptions is available at www.allianzinvestors.com/closedendfunds.

Subsequent Event — Funds May Postpone Next Monthly Common Share Dividends

On October 24, 2008, the Funds announced that due to the unprecedented market conditions over the last few weeks, the Funds may be required to delay the payment of declared dividends and the declaration of the next scheduled dividend on the Funds’ common shares.

In accordance with the Investment Company Act of 1940, as amended and the Funds’ By-laws, the Funds are not permitted to declare or pay common share dividends unless the Funds’ ARPS have asset coverage of 200% after payment of the common share dividend (“200% Level”). Additionally, in accordance with the Funds’ By-laws, the Funds must maintain asset coverage in line with the requirements of the rating agencies that rate the ARPS (“Rating Agency Level”) in order to declare and pay common share dividends. Due to the unprecedented market conditions, recently the Funds’ asset coverage ratios (after taking into account the partial ARPS redemption) have declined below the 200% Level and in the case of Convertible & Income, below the Rating Agency Level. Depending on market conditions, these coverage ratios may increase or decrease further. In the event that the 200% Level or the Rating Agency Level is not met at the time of the scheduled payment of common share dividends on November 3, 2008, the Funds that do not meet these coverage tests would have

24	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2008 (unaudited)	Statements

to postpone the payment of the previously declared dividends. This same date is also planned as the declaration date for the December common share dividends, and any Fund that does not meet the coverage tests would have to postpone the declaration of the December common share dividend on its previously planned declaration date, until the situation is corrected.

The Funds’ ability to earn sufficient income to pay the previously declared dividend was not impacted by this decline in the asset coverage ratios or market conditions. Therefore, if market conditions improve and the values of the Funds’ assets increase to a point where the Funds have adequate asset coverage on the respective dividend payment and declaration dates, the Funds intend to pay the common share dividend on the payment date and declare the December dividend. The Funds will make a subsequent public announcement on or before the dividend payment and declaration date to confirm whether or not the November common share dividend will be paid and the December common share dividends declared on the scheduled payment and declaration date.

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	25

Nicholas-Applegate Convertible & Income Fund	Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended August 31, 2008 (unaudited)							For the Period March 31, 2003* through February 29, 2004
			Year ended

			February 29,	February 28,	February 28,		February 28,
			2008	2007	2006		2005

Net asset value, beginning of period	$12.52		$14.84	$14.69	$16.07		$16.67	$14.33	**

Income from Investment Operations:
Net investment income	0.89		1.62	1.66	1.51		1.48	1.28

Net realized and change in unrealized gain (loss) on investments and interest rate caps	(1.40)		(2.05)	0.55	(0.48)		0.38	2.61

Total from investment operations	(0.51)		(0.43)	2.21	1.03		1.86	3.89

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.12)		(0.39)	(0.34)	(0.25)		(0.12)	(0.07)

Net realized gains	—		—	(0.03)	(0.02)		(0.02)	—

Total dividends and distributions on preferred shares	(0.12)		(0.39)	(0.37)	(0.27)		(0.14)	(0.07)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.63)		(0.82)	1.84	0.76		1.72	3.82

Dividends and Distributions to Common Shareholders from:
Net investment income	(0.75)		(1.50)	(1.50)	(1.91)		(1.50)	(1.33)

Net realized gains	—		—	(0.19)	(0.23)		(0.82)	(0.03)

Total dividends and distributions to common shareholders	(0.75)		(1.50)	(1.69)	(2.14)		(2.32)	(1.36)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	—	—		—	(0.03)

Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		—	—	—		—	(0.09)

Total capital share transactions	—		—	—	—		—	(0.12)

Net asset value, end of period	$11.14		$12.52	$14.84	$14.69		$16.07	$16.67

Market price, end of period	$11.58		$12.50	$16.08	$15.69		$15.82	$16.38

Total Investment Return (1)	(1.39)%		(13.63)%	14.60%	14.30%		11.53%	18.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$801,418		$895,043	$1,050,149	$1,017,779		$1,086,001	$1,101,833

Ratio of expenses to average net assets (2)	1.36	% (3)	1.26%	1.27%	1.28	% (4)	1.24%	1.17	% (3)

Ratio of net investment income to average net assets (2)	14.67	% (3)	11.26%	11.37%	10.03%		9.20%	8.97	% (3)

Preferred shares asset coverage per share	$63,142		$67,626	$74,981	$73,442		$76,698	$77,460

Portfolio turnover	32%		33%	67%	52%		70%	86%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)	Ratio of expenses to average net assets, excluding excise tax expense was 1.26%.

26	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund II	Financial Highlights
For a share of common stock outstanding throughout each period:

						For the Period July 1, 2005 through February 28, 2006†			For the Period July 31, 2003* through June 30, 2004
	Six Months ended August 31, 2008 (unaudited)		Year ended					Year ended June 30, 2005

			February 29,		February 28,
			2008		2007

Net asset value, beginning of period	$12.38		$14.91		$14.70	$14.61		$15.18	$14.33	**

Income from Investment Operations:
Net investment income	0.91		1.70		1.69	1.04		1.59	1.23

Net realized and change in unrealized gain (loss) on investments and interest rate caps	(1.47)		(2.17)		0.61	0.58		(0.39)	1.10

Total from investment operations	(0.56)		(0.47)		2.30	1.62		1.20	2.33

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.14)		(0.45)		(0.38)	(0.17)		(0.21)	(0.08)

Net realized gains	—		—		(0.04)	(0.05)		(0.00)††	—

Total dividends and distributions on preferred shares	(0.14)		(0.45)		(0.42)	(0.22)		(0.21)	(0.08)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.70)		(0.92)		1.88	1.40		0.99	2.25

Dividends and Distributions to Common Shareholders from:
Net investment income	(0.71)		(1.61)		(1.42)	(1.05)		(1.42)	(1.24)

Net realized gains	—		—		(0.25)	(0.26)		(0.14)	(0.03)

Total dividends and distributions to common shareholders	(0.71)		(1.61)		(1.67)	(1.31)		(1.56)	(1.27)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—		—	—		—	(0.03)

Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		—		—	—		—	(0.10)

Total capital share transactions	—		—		—	—		—	(0.13)

Net asset value, end of period	$10.97		$12.38		$14.91	$14.70		$14.61	$15.18

Market price, end of period	$10.85		$12.09		$15.42	$15.14		$14.74	$14.05

Total Investment Return (1)	(4.63)%		(12.08)%		13.99%	12.10%		16.44%	1.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$653,442		$735,359		$879,014	$850,769		$834,909	$855,783

Ratio of expenses to average net assets (2)	1.48	% (3)	1.35	% (4)	1.34%	1.37	% (3)(4)	1.35%	1.23	% (3)

Ratio of net investment income to average net assets (2)	15.22	% (3)	11.75%		11.56%	10.57	% (3)	9.79%	8.87	% (3)

Preferred shares asset coverage per share	$57,331		$61,410		$68,493	$67,096		$66,319	$67,359

Portfolio turnover	29%		34%		60%	33%		67%	73%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	During the period the Fund’s fiscal year-end changed from June 30 to February 28.
††	Less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)	Ratio of expenses to average net assets, excluding excise tax expense was 1.34% for the year ended February 29, 2008 and 1.35% for the period July 1, 2005 through February 28, 2006.

See accompanying Notes to Financial Statements | 8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	27

Nicholas-Applegate Convertible & Income Funds August 31, 2008 (unaudited)	Annual Shareholder Meetings Results/ Proxy Voting Policies & Procedures

Annual Shareholder Meeting Results:

The Funds held their annual meetings of shareholders on July 23, 2008. Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority

Convertible & Income
Re-election of John J. Dalessandro II*—Class II to serve until 2011	14,643	1,889
Re-election of R. Peter Sullivan III—Class II to serve until 2011	59,856,541	1,425,376
Election of Diana L. Taylor—Class II to serve until 2011	59,876,793	1,405,124

Convertible & Income II
Re-election of John J. Dalessandro II*—Class II to serve until 2011	14,703	1,052
Re-election of R. Peter Sullivan III—Class II to serve until 2011	50,576,096	1,019,046
Election of Diana L. Taylor—Class II to serve until 2011	50,591,181	1,003,961

Messrs. Paul Belica, Robert E. Connor*, Hans W. Kertess and William B. Ogden, IV continue to serve as Trustees. Mr. John J. Dalessandro II served as a Class II Trustee of the Funds until his death on September 14, 2008.

*     Preferred Shares Trustee

Proxy Voting Policies & Procedures:
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 10-11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2008.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the twelve months ended March 31, 2008, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations (described below), although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper In the course of their deliberations, the Trustees took

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	29

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements
(unaudited) (continued)

into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to the their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Convertible & Income

The Trustees noted that NCV had underperformed the median for its peer group for the one-year and three-year periods ended March 31, 2008. The Trustees also noted that NCV performed in line with the median for its peer group for the five-year period ended March 31, 2008. The Trustees also noted that NCV’s expense ratio was in line with the median for its peer group.

Convertible & Income II

The Trustees noted that NCZ had underperformed the median for its peer group for the one-year and three-year periods ended March 31, 2008. The Trustees also noted that NCZ’s expense ratio was worse than the median for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Fund’s net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund.

30	Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.08

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements
(unaudited) (continued)

Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

8.31.08 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report	31

Trustees and Principal Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden, IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered accounting firm, who did not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q ‘s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On July 31, 2008, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

          Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

          Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

          Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

          Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

          Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

(a) Not required in this filing.

(b) Nicholas Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”)

As of November 4, 2008, the following individuals constitute the team that has primary responsibility for the day-to-day implementation of the Nicholas-Applegate Convertible & Income Fund (NCV) and Nicholas-Applegate Convertible & Income Fund II (NCZ), with Mr. Forsyth serving as head of the team:

Douglas G. Forsyth, CFA
Managing Director, Portfolio Manage (since inception), Income and Growth Strategies
Doug Forsyth oversees Nicholas-Applegate's Income and Growth Strategies portfolio management and research teams and is a member of the firm’s Executive Committee. Prior to joining Nicholas-Applegate in 1994, Doug was a securities analyst at AEGON USA, where he was responsible for financial and strategic analysis of high yield securities. Doug was previously a research assistant at The University of Iowa, where he earned his B.B.A. in finance. He has sixteen years of investment industry experience.

Justin Kass, CFA
Senior Vice President, Portfolio Manage (since July 2003 of NCV and since inception of NCZ), Income and Growth Strategies
Justin Kass joined the firm in 2000 with responsibilities for portfolio management and research on our Income and Growth Strategies team. He was previously an analyst and interned on the team, where he added significant depth to our proprietary Upgrade Alert Model. He earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has ten years of investment industry experience.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

          None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.3a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas-Applegate
Convertible & Income Fund II

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date November 4, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date November 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date November 4, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date November 4, 2008